Performance Shares and Bonus Shares Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Shares
Number of Options
Beginning Balance	4,262,170
Spin-off of Sibanye Gold - forfeited	(1,562,498)
Additional awards due to spin-off of Sibanye	396,229
Granted during the year	5,310,968	4,511,700
Exercised and released	(515,025)
Forfeited	(1,862,128)	(249,530)
Ending Balance	6,029,716	4,262,170
Bonus Shares
Number of Options
Beginning Balance	792,376
Spin-off of Sibanye Gold - forfeited	(241,023)
Granted during the year	2,018,771	1,368,423
Exercised and released	(1,314,156)	(528,392)
Forfeited	(373,896)	(47,655)
Ending Balance	882,072	792,376